Financial debt (Details) € in Millions, £ in Millions, $ in Millions		6 Months Ended
	Mar. 04, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 GBP (£)
Bond 2.875% issued in 2012 and maturing in February 2022 | TotalEnergies Capital International
Financial debt
Interest rate (as percent)		2.875%	2.875%	2.875%
Amount of bonds reimbursed		$ 1,000
Bond 1.125% issued in 2014 and maturing in March 2022 | TotalEnergies Capital Canada Ltd
Financial debt
Interest rate (as percent)		1.125%	1.125%	1.125%
Amount of bonds reimbursed | €			€ 1,000
Bond 2.250% issued in 2015 and maturing in June 2022 | TotalEnergies Capital International
Financial debt
Interest rate (as percent)		2.25%	2.25%	2.25%
Amount of bonds reimbursed | £				£ 400
Syndicated credit line
Financial debt
Committed credit facilities granted by banks	$ 8,000
Borrowings term	12 months
Borrowings, period of extension option	6 months